Nature of Operations	9 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
Nature of Operations [Text Block]

1. Nature of Operations

HIVE Digital Technologies Ltd. (the "Company") was incorporated in the province of British Columbia on June 24, 1987.  The Company is a reporting issuer in each of the Provinces and Territories of Canada and is listed for trading on the TSXV, under the symbol "HIVE.V", as well on the Nasdaq's Capital Markets Exchange under "HIVE", and on the Open Market of the Frankfurt Stock Exchange under "YO0.F".  On July 12, 2023 the Company completed a name change from HIVE Blockchain Technologies Ltd. to HIVE Digital Technologies Ltd.  The Company's head office is located at Suite 128, 7900 Callaghan Road, San Antonio, Texas, 78229, United States of America and the Company's registered office is located at Suite 2500, 700 West Georgia Street, Vancouver, BC, V7Y 1B3.

In connection with the Company's change of business filed in September 2017 ("Change of Business"), the Company acquired data center equipment in Iceland. Following the initial acquisition, the Company acquired additional data center equipment in Iceland and Sweden throughout fiscal 2018.  Phases one and two of Sweden commenced operations on January 15, 2018 and March 31, 2018 respectively, while phase three commenced operations on April 30, 2018.  On April 9, 2020 the Company acquired a data center in Quebec, Canada, and on April 15, 2021 the Company acquired a data center in New Brunswick, Canada. The Company is in the business of providing infrastructure solutions, including the provision of computational capacity to distributed networks, in the blockchain industry.  The Company's operations are focused on the mining of digital currencies to upgrade, expand and scale up its data center operations. Digital currencies are subject to risks unique to the asset class and different from traditional assets.  Additionally, the Company may at times hold assets with third party custodians or exchanges that are limited in oversight by regulatory authorities.

On May 24, 2023, the Company incorporated a wholly owned subsidiary, Bikupa Real Estate AB, to function as a holding entity to facilitate the acquisition of a data center. On July 5, 2024, the Company incorporated a wholly owned subsidiary, Paraguay Digital Ltd., to function as a holding entity to facilitate data center development and infrastructure in Paraguay.